Summary of Significant Accounting Policies (Details) - Schedule of disaggregate revenue streams	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disaggregation of Revenue [Line Items]
Total revenues	¥ 682,292,979	$ 97,965,853	¥ 933,791,519	¥ 766,013,586
Online AR advertising services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	480,474,142	68,988,045	436,475,875	317,157,896
Mobile games [Member]
Disaggregation of Revenue [Line Items]
Total revenues	1,205,235	173,052	13,498,964	19,910,956
Sales of semiconductor products [Member]
Disaggregation of Revenue [Line Items]
Total revenues	200,613,602	28,804,756	448,958,274	385,538,235
Software Development [Member]
Disaggregation of Revenue [Line Items]
Total revenues			¥ 34,858,406	¥ 43,406,499